Income Taxes, Effective Income Tax Rate Reconciliation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Abstract]
Total provision for income taxes	$ 2,182,672	$ 602,133
Germany [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	15.83%
State and local income tax	2.45%
Foreign tax effects	(0.27%)
Changes in valuation allowances	(0.42%)
Nontaxable or nondeductible items	(13.47%)
Adjustments to prior year tax estimates	(0.88%)
Other	(0.21%)
Effective income tax rate	3.03%
Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	$ 11,287,657
State and local income tax	1,748,535
Foreign tax effects	(194,839)
Changes in valuation allowances	(298,190)
Nontaxable or nondeductible items	(9,607,335)
Adjustments to prior year tax estimates	(624,173)
Other	(152,945)
Total provision for income taxes	$ 2,158,710